Other Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Other Income and Expenses [Abstract]
Interest income	$ 72	$ 86	$ 47
Interest expense	(3)	(43)	(17)
Other expense, net	(1,308)	(3,899)	(321)
Total other expense, net	$ (1,239)	$ (3,856)	$ (291)